UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21211

        Nuveen Insured New York Tax-Free Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured New York Tax-Free Advantage Municipal Fund (NRK)
	June 30, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.0% (1.9% of Total Investments)
$ 1,500	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/13 at 100.00	BBB	$1,241,640
	5.750%, 6/01/33
305	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	244,881
	Series 2002, 5.375%, 5/15/33

1,805	Total Consumer Staples			1,486,521

	Education and Civic Organizations – 23.8% (14.9% of Total Investments)
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Long Island University,	9/12 at 100.00	BBB–	1,643,120
	Series 2003A, 5.000%, 9/01/32 – RAAI Insured
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	A	1,999,160
	Medicine, Series 1994A, 5.150%, 7/01/24 – MBIA Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AA–	1,059,470
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
410	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/16 at 100.00	AA–	398,803
	Facilities, Series 2006A, 5.000%, 7/01/31 – MBIA Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mount St. Mary College, Series	7/13 at 100.00	BBB–	857,230
	2003, 5.000%, 7/01/32 – RAAI Insured
2,500	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of	7/12 at 100.00	A1	2,504,800
	Technology, Series 2002A, 5.250%, 7/01/22 – AMBAC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
100	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	104,116
80	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	82,738
225	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate	7/15 at 100.00	AAA	229,428
	University, Tender Option Bond Trust 3127, 12.711%, 7/01/40 – AMBAC Insured (IF)
300	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds,	1/19 at 100.00	AAA	329,208
	Queens Baseball Stadium Project, Series 2009, 6.125%, 1/01/29 – AGC Insured
495	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AAA	556,583
	Pilot, Series 2009A, 7.000%, 3/01/49 – AGC Insured
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
170	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	142,994
1,425	5.000%, 3/01/36 – MBIA Insured	9/16 at 100.00	A	1,201,574
840	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	602,893

12,545	Total Education and Civic Organizations			11,712,117

	Health Care – 23.7% (14.8% of Total Investments)
2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/13 at 100.00	A	1,997,260
	Lutheran Medical Center, Series 2003, 5.000%, 8/01/31 – MBIA Insured
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	8/12 at 100.00	BBB	2,995,950
	Barnabas Hospital, Series 2002A, 5.000%, 2/01/31 – AMBAC Insured
345	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AAA	350,040
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – FSA Insured
1,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	A	1,007,710
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
255	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series	7/17 at 100.00	AAA	254,059
	2007B, 5.125%, 7/01/37 – AGC Insured
25	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AA	25,568
	Center, Series 2003-1, 5.000%, 7/01/21 – MBIA Insured
810	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	855,692
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured

750	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	681,728
	Hospital, Series 2003B, 5.500%, 7/01/23
305	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AAA	300,086
	Hospital Project, Series 2007, 5.000%, 8/15/36 – FSA Insured
500	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/12 at 100.00	AAA	523,890
	2002A, 5.500%, 2/15/17 – FSA Insured
2,640	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	A+	2,680,181
	2003A, 5.250%, 2/15/21 – AMBAC Insured

11,630	Total Health Care			11,672,164

	Long-Term Care – 0.6% (0.4% of Total Investments)
300	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	A–	289,083
	Westchester Project, Series 2006, 5.200%, 2/15/41

	Tax Obligation/General – 11.0% (6.9% of Total Investments)
2,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	1,763,149
	2/15/47 – FGIC Insured
1,000	Nassau County, New York, General Obligation Bonds, General Improvement Series 2009C, 5.000%,	10/19 at 100.00	AAA	1,011,120
	10/01/29 (WI/DD, Settling 7/21/09) – AGC Insured
2,155	New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.125%, 8/01/25 –	8/09 at 100.50	AA	2,161,874
	MBIA Insured
225	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 –	8/15 at 100.00	AAA	242,672
	FSA Insured
250	New York City, New York, General Obligation Bonds, Series 2004E, 5.000%, 11/01/19 –	11/14 at 100.00	AAA	259,798
	FSA Insured (UB)

5,685	Total Tax Obligation/General			5,438,613

	Tax Obligation/Limited – 50.1% (31.3% of Total Investments)
2,695	Buffalo Fiscal Stability Authority, New York, Sales Tax Revenue State Aid Secured Bonds,	No Opt. Call	Aa2	2,982,314
	Series 2004A, 5.250%, 8/15/12 – MBIA Insured
1,000	Dormitory Authority of the State of New York, Master Lease Program Revenue Bonds, Nassau	8/19 at 100.00	AAA	1,003,100
	County Board of Cooperative Educational Services, Series 2009A, 5.000%, 8/15/28 (WI/DD,
	Settling 7/09/09) – AGC Insured
3,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	A+	2,987,850
	Program, Series 2002D, 5.250%, 10/01/23 – MBIA Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/19 at 100.00	AAA	1,032,550
	Program, Series 2009A, 5.625%, 10/01/29 – AGC Insured
340	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/18 at 100.00	AAA	353,331
	City School District, Series 2008A, 5.750%, 5/01/27 – FSA Insured (UB)
1,085	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/17 at 100.00	AAA	1,118,700
	City School District, Series 2007A, 5.750%, 5/01/28 – FSA Insured (UB)
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	1,002,210
	Series 2002A, 5.000%, 7/01/25 – FGIC Insured
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	371,599
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
610	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	633,546
555	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	574,242
740	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	733,806
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
3,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	3,183,810
	Series 2003C, 5.250%, 8/01/18 – AMBAC Insured
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	2,059,120
	Fiscal Series 2003D, 5.000%, 2/01/22 – MBIA Insured
305	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option	11/15 at 100.00	AAA	306,778
	Bond Trust 3126, 12.203%, 11/15/44 – AMBAC Insured (IF)
1,290	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	1/13 at 100.00	AAA	1,327,100
	Series 2002A, 5.000%, 1/01/23 – FGIC Insured
950	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	No Opt. Call	AA	1,063,601
	2005B, 5.500%, 4/01/20 – AMBAC Insured

1,200	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	1,213,608
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 – AMBAC Insured
750	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	762,285
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
1,860	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and	No Opt. Call	AA–	1,944,890
	Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

23,940	Total Tax Obligation/Limited			24,654,440

	Transportation – 6.7% (4.2% of Total Investments)
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	1,003,940
	Series 2002A, 5.000%, 11/15/25 – FGIC Insured
1,875	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/20 –	1/15 at 100.00	A+	1,956,431
	AMBAC Insured
140	New York State Thruway Authority, General Revenue Bonds, Series 2007H, 5.000%, 1/01/25 –	1/18 at 100.00	A+	143,508
	FGIC Insured
170	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AAA	175,518
	Eighth Series 2008, Trust 2920, 18.167%, 8/15/32 – FSA Insured (IF)

3,185	Total Transportation			3,279,397

	U.S. Guaranteed – 22.4% (14.0% of Total Investments) (4)
1,185	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	2/13 at 102.00	Aaa	1,356,280
	Shorefront Jewish Geriatric Center Inc., Series 2002, 5.200%, 2/01/32 (Pre-refunded 2/01/13)
145	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/09 at 101.00	AAA	147,321
	Services Facilities, Series 1999D, 5.250%, 2/15/29 (Pre-refunded 8/15/09) – FSA Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	5/13 at 100.00	Aaa	568,985
	Group, Series 2003, 5.375%, 5/01/23 (Pre-refunded 5/01/13)
100	Erie County Water Authority, New York, Water Revenue Bonds, Series 1990B, 6.750%, 12/01/14 –	No Opt. Call	BBB (4)	113,104
	AMBAC Insured (ETM)
3,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002B, 5.000%,	4/12 at 100.00	AAA	3,868,550
	4/01/20 (Pre-refunded 4/01/12) – AMBAC Insured
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State	3/13 at 100.00	AAA	569,810
	Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded 3/15/13) – FGIC Insured
2,000	Power Authority of the State of New York, General Revenue Bonds, Series 2002A, 5.000%,	11/12 at 100.00	Aa2 (4)	2,249,540
	11/15/20 (Pre-refunded 11/15/12)
1,975	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002A,	1/12 at 100.00	AAA	2,169,419
	5.125%, 1/01/31 (Pre-refunded 1/01/12) – MBIA Insured

9,905	Total U.S. Guaranteed			11,043,009

	Utilities – 4.6% (2.9% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,130	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	1,136,520
870	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	872,993
125	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	119,014
	5.000%, 12/01/35 – CIFG Insured
110	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	116,384
	11/15/19 – FGIC Insured

2,235	Total Utilities			2,244,911

	Water and Sewer – 1.0% (0.6% of Total Investments)
495	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/16 at 100.00	AAA	493,539
	Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)

$ 71,725	Total Long-Term Municipal Bonds (cost $72,354,541) – 146.9% (91.9% of Total Investments)			72,313,794

	Short-Term Investments – 12.9% (8.1% of Total Investments)
$ 6,365	State Street Bank Euro Dollar Time Deposit, 0.010%, 7/01/09	N/A	N/A	6,364,918

	Total Short-Term Investments (cost $6,364,918)			6,364,918

	Total Investments (cost $78,719,459) – 159.8%			78,678,712

	Floating Rate Obligations – (4.9)%			(2,390,000)

	Other Assets Less Liabilities – (0.1)%			(41,720)

	Auction Rate Preferred Shares, at Liquidation Value – (54.8)% (5)			(27,000,000)

	Net Assets Applicable to Common Shares – 100%			$49,246,992

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2009:

	Level 1	Level 2	Level 3	Total

Investments:
Municipal Bonds	$ —	$72,313,794	$ —	$72,313,794
Short-Term Investments	6,364,918	—	—	6,364,918

Total	$6,364,918	$72,313,794	$ —	$78,678,712

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2009, the cost of investments was $76,321,783.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2009, were as follows:

Gross unrealized:
Appreciation	$ 1,725,088
Depreciation	(1,763,444)

Net unrealized appreciation (depreciation) of investments	$ (38,356)

At least 80% of the Fund’s net assets (including net assets attributable to Auction Rate Preferred shares)
are invested in municipal securities that guarantee the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds whose insurer has experienced downgrades as of the end of the reporting period. Subsequent to the reporting period, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.3%.
WI/DD	Purchased on a when-issued or delayed delivery basis.
N/A	Not applicable.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured New York Tax-Free Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         August 28, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        August 28, 2009